Income Taxes - Summarizes Major Jurisdictions Subject to Examination (Parenthetical) (Detail)	12 Months Ended
Mar. 31, 2015
Japan
Income Tax Contingency [Line Items]
Earliest year for transfer pricing taxation under examination	2009